Leasing (Details) - Schedule of right for use asset - Office Building [Member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Balance	₪ 1,562	₪ 1,030
Additions		532
Balance	1,562	1,562
Accumulated amortization
Balance	570	172
Additions	425	398
Balance	995	570
Amortized cost	₪ 567	₪ 992